Significant Customers	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Risks and Uncertainties [Abstract]
Significant Customers

Note 13 — Significant Customers

For the three months ended March 31, 2026, the Company generated 53% of revenues from three customers. These three customers are in different end-markets utilizing diverse manufacturing capabilities from the Company. The outstanding accounts receivable due from these customers were approximately $2.5 million as of March 31, 2026.

For the three months ended March 31, 2025, the Company generated 46% of revenues from three customers. The outstanding accounts receivable due from these customers were approximately $3.3 million as of March 31, 2025.

Note 17 Significant Customers

For the years ended December 31, 2025 and 2024, the Company generated 42% and 48%, respectively, of revenues from the same three customers in each year. These three customers are in different end-markets utilizing diverse manufacturing capabilities from the Company. The outstanding accounts receivable due from these customers were approximately $3,723,079 and $3,188,832, for December 31, 2025 and 2024, respectively.